Exhibit 99.09

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2020-J2
Start - End Dates:	12/2019 TO 11/2020
Deal Loan Count:	5

Conditions Report 2.0

Loans in Report:	5
Loans with Conditions:	5

0 - Total Active Conditions

6 - Total Satisfied Conditions

2 - Credit Review Scope
1 - Category: Application
1 - Category: Credit/Mtg History
4 - Property Valuations Review Scope
4 - Category: Appraisal
1 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: Insurance

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